Share-Based Payments (Details)					1 Months Ended		12 Months Ended
	Oct. 01, 2024	Oct. 01, 2023	Oct. 01, 2022	Oct. 01, 2021	Apr. 30, 2020 USD ($)	Oct. 31, 2019	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Mar. 31, 2023 shares	Nov. 22, 2022 shares	Jan. 12, 2021 shares	Oct. 31, 2020 shares
Share-Based Payments [Line Items]
Aggregate number of shares (in Shares)							50,000,000				50,000,000
Shares options percentage	10.00%	10.00%	30.00%	50.00%
Expense from share-based payment transactions with employees							¥ 1,528,000	$ 212,300	¥ 4,057,000	$ 571,400
Restricted shares outstanding (in Shares)							101,666	101,666
Number of shares issued (in Shares)												3,185,000
Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Aggregate number of shares (in Shares)							41,718,902				41,718,902
Number of shares issued (in Shares)													500,000	5,000,000
Ordinary Shares [Member]
Share-Based Payments [Line Items]
Number of shares issued (in Shares)							2,114,002				2,114,002
Share Option Agreement [Member]
Share-Based Payments [Line Items]
Percentage of total number of shares on listing dates granted as share options						3.00%
Increase in exercise price of share options (in Dollars) | $					$ 7,500,000
2020 ESOP Plan [Member]
Share-Based Payments [Line Items]
Exercise price, share options granted (in Dollars per share) | $ / shares								$ 0.01
2020 ESOP Plan [Member] | Class A Ordinary Shares [Member]
Share-Based Payments [Line Items]
Aggregate number of shares (in Shares)															1,227,000
2020 ESOP Plan [Member] | Restricted Shares [Member]
Share-Based Payments [Line Items]
Share options							101,666				101,666
Share Option [Member]
Share-Based Payments [Line Items]
Shares options outstanding (in Shares)							2,012,336	2,012,336
Additional paid-in capital							¥ 13,672				$ 2,000
Capital reserve							¥ 51,366,455				$ 7,514,000
Share Option [Member] | Share Option Agreement [Member]
Share-Based Payments [Line Items]
Share options							1,125,334				1,125,334